OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER EXPENSES

	2022	2023	2024
	S$	S$	S$

Advertising	-	33,307	23,782
Annual listing fee	-	64,370	87,279
Company insurance	-	282,797	94,367
Entertainment	3,260	30,977	7,941
Investor relationship expenses	-	204,808	76,176
Legal fees	-	115,272	119,580
Low-value assets rental	2,201	1,703	3,215
Offering expenses	199,625	758,563	-
Professional fees	184,253	396,915	405,420
Property tax	7,045	6,661	8,412
Printing and stationery	6,176	11,941	18,718
IT expenses	13,051	18,255	20,122
Repair and maintenance	8,720	3,728	13,926
Reversal of grant	-	84,091	-
Service fees	11,268	13,209	8,665
Subscription fee	2,165	1,083	873
Transportation and travelling expenses	3,364	144,998	62,758
Tools and supplies	3,516	2,333	7,195
Utilities	21,201	23,941	17,662
Others	28,830	14,190	21,963
Total	494,675	2,213,142	998,054